Valuation and Qualifying Accounts - Valuation and Qualifying Accounts (Parenthetical) (Detail) (Acofran [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Acofran [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Reserve acquired	$ 1.2